PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [Table Text Block]
	Computer	Field	Office	Building	Land	Total

Cost
As at December 31, 2018	$110	$87	$2	$599	$419	$1,217
Additions	—	75	—	124	—	199
As at December 31, 2019	110	162	2	723	419	1,416
Additions	—	165	—	—	—	165
Disposals and derecognition	(59)	(5)	—	—	—	(64)
As at December 31, 2020	$51	$322	$2	$723	$419	$1,517

Accumulated depreciation
As at December 31, 2018	$110	$60	$2	$579	$—	$751
Additions	—	20	—	1	—	21
As at December 31, 2019	110	80	2	580	—	772
Additions	—	37	—	26	—	63
Disposals and derecognition	(59)	(5)	—	—	—	(64)
As at December 31, 2020	$51	$112	$2	$606	$—	$771

Net book value
As at December 31, 2019	$—	$82	$—	$143	$419	$644
As at December 31, 2020	$—	$210	$—	$117	$419	$746